Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Book value: Non-derivative financial liabilities
Trade payables		$ 136,505		$ 92,542
Other current liabilities		204,686		24,302
Lease liabilities including interest payable	[1]	33,395		18,605
Debentures (including interest payable)	[1]	586,600		304,701
Loans from banks and others including interest	[1]	628,293		615,843
Financial liabilities - hedging instruments
Interest SWAP contracts				11,014
Forward exchange rate contracts		5,014		34,273
Other forward exchange rate contracts		1,199		766
Financial liabilities		1,595,692		1,102,046
Projected cash fows: Non-derivative financial liabilities
Trade payables		136,505		92,542
Other current liabilities		204,686		24,302
Lease liabilities including interest payable	[1]	38,375		22,075
Debentures (including interest payable)	[1]	669,883		349,869
Loans from banks and others including interest	[1]	772,875		799,275
Financial liabilities - hedging instruments
Interest SWAP contracts				41,092
Forward exchange rate contracts		6,368		33,409
Other forward exchange rate contracts		1,790		748
Financial liabilities		1,830,482		1,363,312
Up to 1 year [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		136,505		92,542
Other current liabilities		204,686		24,302
Lease liabilities including interest payable	[1]	19,492		14,378
Debentures (including interest payable)	[1]	21,326		13,999
Loans from banks and others including interest	[1]	44,244		65,337
Financial liabilities - hedging instruments
Interest SWAP contracts				6,083
Forward exchange rate contracts		6,230		31,637
Other forward exchange rate contracts		1,790		748
Financial liabilities		434,273		249,026
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0		0
Other current liabilities		0		0
Lease liabilities including interest payable		2,602	[1]	667
Debentures (including interest payable)	[1]	24,431		13,914
Loans from banks and others including interest	[1]	70,895		63,087
Financial liabilities - hedging instruments
Interest SWAP contracts				5,596
Forward exchange rate contracts		138		1,772
Other forward exchange rate contracts		0		0
Financial liabilities		98,066		85,036
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0		0
Other current liabilities		0		0
Lease liabilities including interest payable	[1]	6,232		1,840
Debentures (including interest payable)	[1]	236,364		90,142
Loans from banks and others including interest	[1]	325,201		260,065
Financial liabilities - hedging instruments
Interest SWAP contracts				13,923
Forward exchange rate contracts		0		0
Other forward exchange rate contracts		0		0
Financial liabilities		567,797		365,970
More than five years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0		0
Other current liabilities		0		0
Lease liabilities including interest payable	[1]	10,049		5,190
Debentures (including interest payable)	[1]	387,762		231,814
Loans from banks and others including interest	[1]	332,535		410,786
Financial liabilities - hedging instruments
Interest SWAP contracts				15,490
Forward exchange rate contracts		0		0
Other forward exchange rate contracts		0		0
Financial liabilities		$ 730,346		$ 663,280

[1]	Includes current portion of long-term liabilities.